Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic EPS
Income									$ 7,050,604	$ 7,794,487
Shares	3,252,884	3,252,884	3,252,884	3,092,455	2,956,600	2,956,156	2,955,650	2,954,515	3,212,996	2,955,737	2,953,446
Per Share Amounts	$ 0.94	$ 0.28	$ 0.62	$ 0.34	$ 0.54	$ 0.75	$ 0.64	$ 0.71	$ 2.19	$ 2.64	$ 2.44
Effect of Diluted Securities:
Senior Convertible Debentures									0	302,200
Senior Convertible Debentures (per Share)									$ 0	$ (0.14)
Diluted EPS
Income									$ 7,050,604	$ 8,157,127
Shares	3,252,884	3,252,884	3,252,884	3,092,455	3,258,800	3,258,356	3,257,850	3,256,715	3,212,996	3,257,937	3,256,646
Per Share Amounts	$ 0.94	$ 0.28	$ 0.62	$ 0.34	$ 0.51	$ 0.71	$ 0.61	$ 0.67	$ 2.19	$ 2.50	$ 2.32
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities									$ 0	$ 362,640